SEGMENT REPORTING AND CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2011
Revenues Generated From Each Segment

The following table summarizes the Company’s revenues generated from each segment:

	Year Ended December 31, 2009
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	18,064	1,095,958	(15,984)	1,098,038
Depreciation	(2,111)	(60,447)	0	(62,558)
Inventory write-downs	0	(180,213)	0	(180,213)
Gross profit (loss)	3,169	(114,688)	(2,064)	(113,583)

	Year Ended December 31, 2010
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	272,791	2,425,874	(189,318)	2,509,347
Depreciation	(67,733)	(82,598)	0	(150,331)
Inventory write-downs	0	(6,113)	0	(6,113)
Gross profit (loss)	60,707	536,850	(39,722)	557,835

	Year Ended December 31, 2011
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	599,208	2,012,180	(453,575)	2,157,813
Depreciation	(99,423)	(112,099)	0	(211,522)
Inventory write-downs	(743)	(304,432)	0	(305,175)
Gross profit (loss)	208,972	(81,179)	(167,454)	(39,661)

Net Revenues, Based On Geographic Location Of Customers

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Mainland China	274,019	858,988	833,387
Europe excluding Germany	57,944	380,339	437,616
Asia Pacific excluding mainland China and Taiwan	198,484	306,072	320,285
Taiwan	354,126	260,100	251,040
Germany	165,891	512,464	181,915
North America	47,574	191,384	133,570

Total net revenue	1,098,038	2,509,347	2,157,813

Cash And Cash Equivalents And Pledged Bank Deposits Held

As of December 31, 2011, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$840,771 in total and were denominated in the following currencies:

	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	68,648	2,535	4,546,951	0
In Hong Kong	3,006	1,585	767	75
In USA	31,786	5	0	0
In European Union	0	7,892	0	0

Total in original currency	103,440	12,017	4,547,718	75

US$ equivalent	103,440	15,567	721,755	10

Amount Of Sales To Customers

The following represents the amount of sales to customers that directly or indirectly contributed, on an individual basis, 10% or more of revenue for the years ended December 31, 2009, 2010 and 2011:

	December 31, 2009	December 31, 2010	December 31, 2011
Customer A	137,393	109,597	97,576
Customer B	117,893	212,393	30,378

Accounts Receivable Balances Due

Accounts receivable balances due from the above customers are as follows:

	December 31, 2010	December 31, 2011
Customer A	56,185	6,037
Customer B	9,563	5,238

A significant portion of the Company’s outstanding accounts receivables is derived from sales to a limited number of customers. As of December 31, 2010 and 2011, in addition to the accounts receivable balances due from customers disclosed above, outstanding accounts receivables with individual customers in excess of 10% of total accounts receivables are as follows:

	December 31, 2010	December 31, 2011
Customer C	41,135	0

Outstanding Prepayments To Individual Suppliers

As of December 31, 2010 and 2011, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2010	December 31, 2011
Supplier A	0	4,746
Supplier B	18,126	4,233
Supplier C	0	3,589
Supplier D	60,826	25